SUBSEQUENT EVENTS (Details) - USD ($)	1 Months Ended	12 Months Ended
	Feb. 14, 2020	Dec. 31, 2019	Jun. 30, 2020
Subsequent Events (Textual)
Subsequent event, description	The Company, entered into Securities Purchase Agreements with several accredited investors (the "2020 Note Investors") providing for the sale by the Company to the 2020 Note Investors of 15% Senior Secured Convertible Notes in the aggregate amount of $1,510,000 (the "2020 Notes"). Philip D. Beck, Chief Executive Officer and Chairman of the Board, invested $50,000 in consideration of a 2020 Note in the principal amount of $50,000 payable by a deduction from his salary. Theodore Stern, a director of the Company, invested $50,000 in consideration of a 2020 Note in the principal amount of $50,000. Herbert Selzer invested $100,000 in consideration of a 2020 Note in the principal amount of $100,000. Mr. Selzer provided $50,000 on the closing date and has agreed to provide the balance of the funding on or prior to April 30, 2020.	If the Company prepays all or a portion of the 2020 Note prior to the one-year anniversary of the 2020 Note issuance date (the ("2020 Note Anniversary"), then the Company will be required to pay interest on the principal prepaid through the 2020 Note Anniversary. Further, upon maturity or in the event of default and/or bankruptcy of the 2020 Notes, the Company will be required to pay 150% of the principal due under the 2020 Notes.
Notes payable percentage		15.00%
Convertible notes payable		$ 428,000	$ 5,563,538
Convertible Notes the principal amount, description		At the option of the 2020 Note Investors, they may at any time convert the 2020 Notes. The amount of shares delivered shall be equal to 150% of the amount of the principal converted divided by the conversion price of $0.20 per share. Following the 2020 Note Anniversary, the Company may require that the 2020 Note Investors convert all or a portion of the 2020 Notes, if the Company's volume weighted average price for any preceding 20-day period is equal to or greater than $0.30.
Notes Mature February 28,2022 [Member]
Subsequent Events (Textual)
Notes payable percentage		150.00%
Notes Payable [Member]
Subsequent Events (Textual)
Principal converted amount		150.00%
Convertible notes payable		$ 428,000
Convertible Notes the principal amount, description		The aggregate principal amount of all the 2020 Notes being not less than $1,500,000, the 2020 Note Investors are entitled to nominate and the Company will not unreasonably reject the appointment of a new member to the Company's Board of Directors. The Company and FIN Holdings, Inc. and ID Solutions, Inc., two of the Company's subsidiaries, entered into a security agreement with the 2020 Note Investors, the holders of the 8% Convertible Notes in the principal amount of $428,000 issued December 2019 (the "8% Notes") and the Theodore Stern Revocable Trust (the "Stern Trust"), which is the holder of the Promissory Note in the principal amount of $2,000,000 (the "Stern Note"). The security agreement provides that until the principal and accrued but unpaid interest under the 2020 Notes, 8% Notes and Stern Note is paid in full or converted pursuant to their terms, the Company's obligations under the 2020 Notes, 8% Notes and Stern Note will be secured by a lien on all assets of the Company. The security interest granted to the holders of the 2020 Notes, 8% Notes and Stern Note ranks pari passu. The security agreement permits sales of assets up to a value of $1,000,000 which proceeds may be used for working capital purposes and the secured parties will take such steps as may be reasonably necessary to release its security interest and enable such sales in such circumstances. Each of the secured parties appointed Mr. Stern and a third-party investor as joint collateral agents. Mr. Stern, a director of the Company, is the trustee of the Stern Trust. Further, the Company and the Stern Trust entered an Amended and Restated Promissory Note (the "Restated Stern Note") providing that the $2,000,000 principal of the Stern Note will be due and payable on the same terms (bearing interest at 15% per annum) and on the same maturity date as the 2020 Notes and that the interest due under the Stern Note as of January 31, 2020 in the amount of $662,000 will remain due and payable on the same terms as exist in the Stern Note prior to modification provided that the maturity of such interest shall be extended to the same maturity date as the 2020 Notes. The Company and the holders of the 8% Notes entered into an amendment agreement pursuant to which that the principal and interest due under the 8% Notes will remain due and payable on the same terms as exist in the 8% Notes prior to modification, save that the maturity shall be extended to the same maturity date as the 2020 Notes. A securities purchase agreement for $50,000 in 8% Notes was cancelled by mutual consent reducing the principal amount of the 8% Notes from $478,000 to $428,000. In connection with this private offering, the Company paid Network 1 Financial Securities, Inc., a registered broker-dealer, a cash fee of approximately $104,800. In February 2020, the Company offered all warrant holders holding warrants to purchase shares of Company common stock issued in July 2015 ("2015 Warrants") the right to extend the term of the 2015 Warrants for a period of two years, subject to an increase in the Exercise Price (as defined therein) to $0.06 per share, providing that such warrant holders invested a minimum $100,000 in the 2020 Note private offering. As a result, a portion of the 2015 Warrant holders participated in the 2020 Note offering and the Company extended the exercise period until February 2022 of 2015 Warrants representing the right to acquire 6,385,000 shares of common stock. Mr. Selzer holds 880,000 2015 Warrants, which were also extended as a result of his investment.
Aggregate principal amount		$ 1,500,000